S000031479 [Member] Expense Example - BrandywineGLOBAL - Multi-Sector Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 346
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,749
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,527
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,878
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,265
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,148
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	$ 2,160